Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000014890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.51%	3.21%	5.52%
C000014893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.00%	3.64%	5.35%
C000014895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000070264
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014890
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%	4.44%	6.15%
Without Sales Load [Member] | C000014893
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%	3.64%	5.35%
Without Sales Load [Member] | C000014895
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	4.73%	6.44%
Without Sales Load [Member] | C000070264
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	4.73%	6.47%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%	8.94%	7.33%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%	8.94%	7.33%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%	8.94%	7.33%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%	8.94%	7.33%